Segment Information - Schedule of Segment Operating Results (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment revenue
Revenue		$ 79,678,739	$ 47,454,993	$ 11,272,995
Segment expense
Funding cost		40,587,080	24,617,365	6,302,251
Technology and development		6,320,852	4,921,861	3,140,134
Sales and marketing		7,995,775	4,258,497	2,650,206
General and administrative		18,861,273	9,093,066	6,295,924
Unrealized gain on XAUt and XAUt collateral receivables due from related party		(10,399,549)
Other costs	[1]	1,297,753	1,383,123	506,827
Segment net (loss)/income		15,015,555	3,181,081	(7,622,347)
Other segment items
Other (expense)/income, net		5,725,873	1,780,127	(280,335)
Fair value gain/(loss) on crypto assets held, net		(23,651)	(745,128)	(7,998)
Fair value changes on crypto assets receivables/payables, net		6,052,965	744,361	7,167
Income tax (benefit)/expense		2,336,408	566,970	(1,318,073)
Net (loss)/income		24,434,334	$ 4,393,471	$ (6,585,440)
AA [Member]
Segment revenue
Revenue		79,678,739
Segment expense
Funding cost		40,587,080
Technology and development		6,320,852
Sales and marketing		7,822,298
General and administrative		17,836,615
Unrealized gain on XAUt and XAUt collateral receivables due from related party
Other costs	[1]	1,297,753
Segment net (loss)/income		5,814,141
Other segment items
Other (expense)/income, net		6,313,329
Fair value gain/(loss) on crypto assets held, net		(23,673)
Fair value changes on crypto assets receivables/payables, net		5,957,403
Income tax (benefit)/expense		2,336,408
Net (loss)/income		15,724,792
AURE [Member]
Segment revenue
Revenue
Segment expense
Funding cost
Technology and development
Sales and marketing		173,477
General and administrative		1,024,658
Unrealized gain on XAUt and XAUt collateral receivables due from related party		(10,399,549)
Other costs	[1]
Segment net (loss)/income		9,201,414
Other segment items
Other (expense)/income, net		(587,456)
Fair value gain/(loss) on crypto assets held, net		22
Fair value changes on crypto assets receivables/payables, net		95,562
Income tax (benefit)/expense
Net (loss)/income		$ 8,709,542

[1]	Primarily consists of crypto asset custodial and wallet service fees (Cobo).